Investment instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investment instruments

Note 11 – Investment instruments

a) Investment instruments at fair value through other comprehensive income and at amortized cost

As of December 31, 2019 and 2018, the detail of financial instruments measured at FVOCI and at amortized cost is as follows:

	As of December 31, 2019			As of December 31, 2018
	At FVOCI	At amortized cost	Totals	At FVOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt instruments	3,588,214	115,658	3,703,872	2,644,797	198,923	2,843,720
Equity instruments	10,676	—	10,676	12,357	—	12,357
Totals	3,598,890	115,658	3,714,548	2,657,154	198,923	2,856,077

b)  Debt instruments at fair value through other comprehensive income and at amortized cost

As of December 31, 2019 and 2018, the detail of financial instruments measured at FVOCI and at amortized cost is as follows:

	As of December 31, 2019			As of December 31, 2018
	At FVOCI	At amortized cost	Totals	At FVOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	477,900	—	477,900	411,431	—	411,431
Chilean Treasury bonds	1,609,397	—	1,609,397	913,041	—	913,041
Other goverment securities	86,981	—	86,981	27,612	—	27,612
Other local institutions financial instruments						—
Time deposits in local banks	412,962	—	412,962	185,501	—	185,501
Mortgage finance bonds	41	—	41	50	—	50
Chilean financial institutions bonds	118,583	—	118,583	—	—	—
Other local financial investments	—	—	—	—	—	—
Foreign institutions financial instruments						—
Foreign Governments and Central Banks financial instruments	165,927	—	165,927	769,693	198,923	968,616
Other foreign financial instruments	716,423	115,658	832,081	332,560	—	332,560
Investments not quoted in active markets						—
Corporate bonds	—	—	—	4,909	—	4,909
Totals	3,588,214	115,658	3,703,872	2,644,797	198,923	2,843,720

As of December 31, 2019 this total includes MCh$266,779, included in Note 5 “Cash and cash equivalents,” which corresponds to those financial instruments with maturities that do not exceed three months from their dates of acquisition.

As of December 31, 2019, the portfolio at FVTOCI includes an unrealized gain of MCh$46,033, presented in Equity as valuation accounts, distributed among a gain of MCh$38,818 attributable to equity holders and a gain of MCh$7,215 attributable to non-controlling interest.

Note 11 – Investment instruments, continued

c) Impairment of debt instruments at fair value through other comprehensive income and at amortized cost

As of December 31, 2019 and 2018 the portfolios of debt securities classified as investment instruments at fair value through other comprehensive income includes impairment movements as summarized below:

Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Balances as of January 1, 2019	134	—	—	134
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	2,195	—	—	2,195
Financial assets that have been derecognized	(19)	—	—	(19)
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Balances as of December 31, 2019	2,310	—	—	2,310

Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Balances as of January 1, 2018	520	—	—	520
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	25	—	—	25
Financial assets that have been derecognized	(411)	—	—	(411)
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Balances as of December 31, 2018	134	—	—	134

Note 11 – Investment instruments, continued

As of December 31, 2019 and 2018 the portfolios of investment instruments at amortized cost includes impairment movements as summarized below:

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Balances as of January 1, 2019	(13)	—	—	(13)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	24	—	—	24
Financial assets that have been derecognized	13	—	—	13
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Balances as of December 31, 2019	24	—	—	24

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Balances as of January 1, 2018	37	—	—	37
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	(50)	—	—	(50)
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	—	—	—	—
Financial assets that have been derecognized	—	—	—	—
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Balances as of December 31, 2018	(13)	—	—	(13)

Note 11 – Investment instruments, continued

d) Unrealized gains and losses of the portfolio at FVTOCI

Unrealized gains and losses of the FVTOCI portfolio as of December 31, 2019 and 2018 are detailed as follows:

	As of December 31, 2019				As of December 31, 2018
	Acquisition	Unrealized		Fair	Acquisition	Unrealized		Fair
	cost	Gain	Losses	value	cost	Gain	Losses	value

Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	477,127	2,023	(1,250)	477,900	411,223	533	(325)	411,431
Chilean Treasury bonds	1,593,550	19,865	(4,018)	1,609,397	911,596	2,458	(1,013)	913,041
Other government securities	86,454	626	(99)	86,981	28,131	—	(519)	27,612
Other local institutions financial instruments
Time deposits in local banks	412,936	85	(59)	412,962	185,468	70	(37)	185,501
Mortgage finance bonds	40	1	—	41	50	—	—	50
Chilean financial institutions bonds	117,641	1,008	(66)	118,583	—	—	—	—
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	160,481	5,520	(74)	165,927	752,791	24,505	(7,603)	769,693
Other foreign financial instruments	697,663	18,965	(205)	716,423	329,196	5,741	(2,377)	332,560
Investments not quoted in active markets
Corporate bonds	—	—	—	—	4,924	5	(20)	4,909
Equity instruments
Unlisted securities	6,965	3,711	—	10,676	8,325	4,032	—	12,357
Totals	3,552,857	51,804	(5,771)	3,598,890	2,631,704	37,344	(11,894)	2,657,154

e) Equity instruments at fair value through other comprehensive income

As of December 31, 2019 and 2018 the portfolio of equity investment instruments at fair value through comprehensive income are detail as follows:

	2019	2018
Unlisted securities	MCh$	MCh$
Domestic entities
Stock Exchanges	4,990	5,979

Foreign entities
A.C.H Colombia	989	799
Redeban Multicolor S.A.	634	539
Cámara de Compensación Divisas de Col. S.A.	270	229
Cámara de Riesgo Central de Contraparte S.A.	160	132
Servibanca - Tecnibanca (*)	—	1,818
Bolsa de Valores de Colombia	781	466
Credibanco	2,831	2,378
Others	21	17
Totals	10,676	12,357

(*) In February 2019, 100% of the shares in the company were sold at fair value, thus no income or loss was generated in this transaction.

This sale responded to a change in the business strategy where a holding in this company was no longer required in order to operate with it and to invest proceeds from sale in other activities in order to create greater value to the Bank’s shareholders.

Note 11 – Investment instruments, continued

Amounts recognized in profit and loss and other comprehensive income

For the years ended December 31, 2019 and 2018, the following gains and losses were recognized in profit or loss and other comprehensive income:

	2019	2018
	MCh$	MCh$
Dividends from equity investments held at FVOCI recognized in profit or loss	904	1,241
Related to investments derecognized during the period	35,489	13,765
Related to investments held at the end of the reporting period	—	—
Totals	35,489	13,765